Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

21. Commitments and contingencies

(a)	Commitments

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $7,056,681 (RMB 49.6 million) as  of December 31, 2025. These commitments are primarily related to the acquisition of office buildings and the development of software.

The Company did not have any significant commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

(b)	Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of December 31, 2025 and 2024, the Company is not a party to any material legal or administrative proceedings.